Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 14		$ 31		$ 93	$ 93	$ 120	$ 63
Earnings	(1,656)		(2,463)		(5,022)	(5,935)	(7,171)	(3,381)
Corporate and other	(9,197)	[1]	(24,465)	[1]	(40,911)	(30,854)
Interest expense	(424)		(313)		(1,250)	(825)	(1,118)	61
Total revenue	14		31		93	93	120	63
Total Earnings	(11,277)		(27,241)		(47,183)	(37,614)	(38,488)	(8,653)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue	7		23		71	67	85	23
Earnings	(499)		(1,632)		(1,952)	(4,268)	(4,790)	(1,966)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue	7		8		22	26	35	40
Earnings	$ (1,157)		$ (831)		$ (3,070)	$ (1,667)	$ (2,381)	$ (1,415)

[1]	Corporate and other includes equity-based compensation, including the consulting agreement, expense of $2,266 and $42 as well as depreciation expense of $74 and $25 for the three months ended September 30, 2022 and 2021, respectively. Corporate and other includes equity-based compensation, including the consulting agreement, expense of $3,956 and $8 as well as depreciation expense of $159 and $71 for the nine months ended September 30, 2022 and 2021, respectively. The three months ended September 30, 2022 and 2021 included $3,632 and $22,571 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. The nine months ended September 30, 2022 and 2021 also included $28,115 and $24,890 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. See Notes 5, 6, 7, 9 and 11 for additional information.